Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-sale
The Company’s investments in debt securities consisted of the following as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury	$155,339	$14	$(6)	$155,347
U.S. agency and government sponsored securities	19,996	—	—	19,996
Commercial paper	182,218	6	(4)	182,220
Corporate bonds	45,431	21	(2)	45,450
Asset-backed securities	7,012	6	—	7,018
Total debt securities	$409,996	$47	$(12)	$410,031
Included in cash and cash equivalents	$133,319	$4	$(2)	$133,321
Included in marketable securities	$276,677	$43	$(10)	$276,710

	December 31, 2019
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury	$749	$—	$—	$749
U.S. agency and government sponsored securities	1,398	—	—	1,398
Commercial paper	20,183	1	(1)	20,183
Corporate bonds	3,474	—	(1)	3,473
Total debt securities	$25,804	$1	$(2)	$25,803
Included in cash and cash equivalents	$19,144	$1	$(1)	$19,144
Included in marketable securities	$6,660	$—	$(1)	$6,659

Schedule of Gross Unrealized Losses and the Fair Value for Marketable Investments
The following table presents the gross unrealized losses and the fair value for those debt securities that were in an unrealized loss position for less than 12 months as of December 31, 2020 and 2019 (in thousands):

	December 31, 2020		December 31, 2019
	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
U.S. Treasury	$(6)	$65,298	$—	$—
Commercial paper	(4)	47,629	(1)	13,422
Corporate bonds	(2)	15,575	(1)	2,872
Total	$(12)	$128,502	$(2)	$16,294